INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Enterprise tax rate	20.00%
Deferred tax asset	$ 7,158	$ 7,036
Deferred tax liability	95,233	69,744
Unrecognized tax benefits related to tax return which its statute of limitation may expire in March 2015		(10,758)
Net operating loss carryforwards	$ 137,900
Federal statutory rate	25.00%
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 1,500,000
Tower [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	0
Jazz [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards, annual utilization amount	$ 0
Federal statutory rate	35.00%
Jazz [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		0
Jazz [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 0
TPSCo [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 0	$ 5,000
TPSCo [Member]
Tax Credit Carryforward [Line Items]
Federal statutory rate	33.50%	35.00%
TJT [Member]
Tax Credit Carryforward [Line Items]
Federal statutory rate	35.00%